Note 6 - Operating Segments Reporting - Income by Operating Segment (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Income By Operating Segment Line Items
GROSS INCOME	€ 24,542,000,000	€ 23,747,000,000		€ 25,270,000,000
Operating Profit Before Tax	6,398,000,000	8,446,000,000		6,931,000,000
Profit or loss attributable to owners of the parent	3,512,000,000	5,400,000,000		3,514,000,000
Total Member
Income By Operating Segment Line Items
Net Interest Income	18,202,000,000	17,591,000,000	[1]	17,758,000,000	[2]
GROSS INCOME	24,542,000,000	23,747,000,000	[1]	25,270,000,000	[2]
Operating Profit Before Tax	6,398,000,000	8,446,000,000	[1]	6,931,000,000	[2]
Profit or loss attributable to owners of the parent	3,512,000,000	5,400,000,000	[1]	3,514,000,000	[2]
Spain [Member]
Income By Operating Segment Line Items
Net Interest Income	3,645,000,000	3,698,000,000	[1]	3,810,000,000	[2]
GROSS INCOME	5,734,000,000	5,968,000,000	[1]	6,162,000,000	[2]
Operating Profit Before Tax	1,878,000,000	1,840,000,000	[1]	1,189,000,000	[2]
Profit or loss attributable to owners of the parent	1,386,000,000	1,400,000,000	[1]	877,000,000	[2]
United States [Member]
Income By Operating Segment Line Items
Net Interest Income	2,395,000,000	2,276,000,000	[1]	2,119,000,000	[2]
GROSS INCOME	3,223,000,000	2,989,000,000	[1]	2,876,000,000	[2]
Operating Profit Before Tax	705,000,000	920,000,000	[1]	749,000,000	[2]
Profit or loss attributable to owners of the parent	590,000,000	736,000,000	[1]	486,000,000	[2]
Mexico [Member]
Income By Operating Segment Line Items
Net Interest Income	6,209,000,000	5,568,000,000	[1]	5,476,000,000	[2]
GROSS INCOME	8,029,000,000	7,193,000,000	[1]	7,122,000,000	[2]
Operating Profit Before Tax	3,691,000,000	3,269,000,000	[1]	2,960,000,000	[2]
Profit or loss attributable to owners of the parent	2,699,000,000	2,367,000,000	[1]	2,170,000,000	[2]
Turkey [Member]
Income By Operating Segment Line Items
Net Interest Income	2,814,000,000	3,135,000,000	[1]	3,331,000,000	[2]
GROSS INCOME	3,590,000,000	3,901,000,000	[1]	4,115,000,000	[2]
Operating Profit Before Tax	1,341,000,000	1,444,000,000	[1]	2,143,000,000	[2]
Profit or loss attributable to owners of the parent	506,000,000	567,000,000	[1]	823,000,000	[2]
South America [Member]
Income By Operating Segment Line Items
Net Interest Income	3,196,000,000	3,009,000,000	[1]	3,200,000,000	[2]
GROSS INCOME	3,850,000,000	3,701,000,000	[1]	4,451,000,000	[2]
Operating Profit Before Tax	1,396,000,000	1,288,000,000	[1]	1,671,000,000	[2]
Profit or loss attributable to owners of the parent	721,000,000	578,000,000	[1]	847,000,000	[2]
Rest Of Eurasia [Member]
Income By Operating Segment Line Items
Net Interest Income	175,000,000	175,000,000	[1]	180,000,000	[2]
GROSS INCOME	454,000,000	414,000,000	[1]	468,000,000	[2]
Operating Profit Before Tax	163,000,000	148,000,000	[1]	181,000,000	[2]
Profit or loss attributable to owners of the parent	127,000,000	96,000,000	[1]	128,000,000	[2]
Corporate Center [Member]
Income By Operating Segment Line Items
Net Interest Income	(233,000,000)	(269,000,000)	[1]	(357,000,000)	[2]
GROSS INCOME	(339,000,000)	(420,000,000)	[1]	74,000,000	[2]
Operating Profit Before Tax	(2,775,000,000)	(463,000,000)	[1]	(1,962,000,000)	[2]
Profit or loss attributable to owners of the parent	€ (2,517,000,000)	€ (343,000,000)	[1]	€ (1,817,000,000)	[2]

[1]	(1) The figures corresponding to 2018 a nd 2017 have been restated (see Note 1.3).
[2]	(1) The figures corresponding to 2018 a nd 2017 have been restated (see Note 1.3).